Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at FVOCI	£ 4,913	£ 5,851
Debt securities
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at FVOCI	4,894	5,833
Loans and advances to customers
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at FVOCI	£ 19	£ 18